                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01570

                            Van Kampen Comstock Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


       VAN KAMPEN COMSTOCK FUND

       PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)



                                                                 NUMBER OF
       DESCRIPTION                                                 SHARES            VALUE

       COMMON STOCKS    91.8%
       AIRLINES    0.4%
       Southwest Airlines Co.                                      5,039,000          $  74,829,150
                                                                              ---------------------

       ALUMINUM    1.8%
       Alcoa, Inc.                                                12,525,700            305,877,594
                                                                              ---------------------

       APPAREL, ACCESSORIES & LUXURY GOODS    0.6%
       Jones Apparel Group, Inc.                                   3,509,629            100,024,426
                                                                              ---------------------

       APPLICATION SOFTWARE    0.1%
       Amdocs, Ltd. (Guernsey) (a)                                   544,019             15,085,647
                                                                              ---------------------

       ASSET MANAGEMENT & CUSTODY BANKS   0.9%
       Bank of New York Co., Inc.                                  4,973,000            146,255,930
                                                                              ---------------------

       BREWERS    0.3%
       Anheuser-Busch Co., Inc.                                    1,341,730             57,748,059
                                                                              ---------------------

       BROADCASTING & CABLE TV    3.4%
       Clear Channel Communications, Inc.                         11,584,400            381,010,916
       Liberty Media Corp., Class A (a)                           23,647,500            190,362,375
                                                                              ---------------------
                                                                                        571,373,291
                                                                              ---------------------

       COMMUNICATIONS EQUIPMENT    1.0%
       Andrew Corp. (a)                                            1,185,113             13,214,010
       Cisco Systems, Inc. (a)                                     5,117,000             91,747,810
       Ericsson, Class B - ADR (Sweden)                              819,928             30,206,148
       Nokia Corp. - ADR (Finland)                                 1,912,980             32,348,492
                                                                              ---------------------
                                                                                        167,516,460
                                                                              ---------------------

       COMPUTER & ELECTRONICS RETAIL    0.4%
       Best Buy Co., Inc.                                          1,435,500             62,487,315
                                                                              ---------------------

       COMPUTER HARDWARE    1.6%
       Dell, Inc. (a)                                              3,630,000            124,146,000
       Hewlett-Packard Co.                                         2,392,857             69,871,424
       International Business Machines Corp.                         874,183             70,126,960
                                                                              ---------------------
                                                                                        264,144,384
                                                                              ---------------------


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

       COMPUTER STORAGE & PERIPHERALS    0.3%
       Lexmark International, Inc., Class A (a)                      709,415             43,309,786
                                                                              ---------------------

       DATA PROCESSING & OUTSOURCING SERVICES    1.3%
       Affiliated Computer Services, Inc., Class A (a)             2,599,100            141,910,860
       First Data Corp.                                            1,826,000             73,040,000
                                                                              ---------------------
                                                                                        214,950,860
                                                                              ---------------------

       DEPARTMENT STORES    0.7%
       Federated Department Stores, Inc.                           1,699,482            113,644,361
                                                                              ---------------------

       DIVERSIFIED BANKS    6.2%
       Bank of America Corp.                                      11,468,456            482,821,998
       Wachovia Corp.                                              4,511,940            214,723,225
       Wells Fargo & Co.                                           5,762,382            337,502,714
                                                                              ---------------------
                                                                                      1,035,047,937
                                                                              ---------------------

       DIVERSIFIED CHEMICALS    2.6%
       Dow Chemical Co.                                            3,382,939            140,967,068
       Du Pont (E.I.) de Nemours & Co.                             7,632,500            298,965,025
                                                                              ---------------------
                                                                                        439,932,093
                                                                              ---------------------

       ELECTRIC UTILITIES    1.9%
       American Electric Power Co., Inc.                           3,533,216            140,268,675
       FirstEnergy Corp.                                           3,583,900            186,792,868
                                                                              ---------------------
                                                                                        327,061,543
                                                                              ---------------------

       ELECTRONIC EQUIPMENT MANUFACTURERS    0.2%
       Cognex Corp.                                                1,275,787             38,362,915
                                                                              ---------------------

       ELECTRONIC MANUFACTURING SERVICES    0.3%
       Flextronics International, Ltd. (Singapore) (a)             3,054,217             39,246,688
       Kemet Corp. (a)                                             1,818,780             15,241,376
                                                                              ---------------------
                                                                                         54,488,064
                                                                              ---------------------

       HEALTH CARE DISTRIBUTORS    1.5%
       AmerisourceBergen Corp.                                     2,148,800            166,102,240
       Cardinal Health, Inc.                                       1,482,000             94,018,080
                                                                              ---------------------
                                                                                        260,120,320
                                                                              ---------------------

       HEALTH CARE EQUIPMENT    0.3%
       Boston Scientific Corp. (a)                                 2,359,000             55,129,830
                                                                              ---------------------

       HOUSEHOLD PRODUCTS    1.7%
       Kimberly-Clark Corp.                                        4,914,675            292,570,603
                                                                              ---------------------

       HYPERMARKETS & SUPER CENTERS    1.8%
       Wal-Mart Stores, Inc.                                       6,793,000            297,669,260
                                                                              ---------------------

       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS   0.8%
       Constellation Energy Group, Inc.                            2,108,822            129,903,435
                                                                              ---------------------

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
       INTEGRATED OIL & GAS    1.1%
       Total SA - ADR (France)                                     1,394,900            189,455,318
                                                                              ---------------------

       INTEGRATED TELECOMMUNICATION SERVICES    8.0%
       SBC Communications, Inc.                                   21,396,600            512,876,502
       Sprint Nextel Corp.                                        13,563,790            322,546,926
       Verizon Communications, Inc.                               15,572,666            509,070,452
                                                                              ---------------------
                                                                                      1,344,493,880
                                                                              ---------------------

       INVESTMENT BANKING & BROKERAGE   1.0%
       Lehman Brothers Holdings, Inc.                                309,500             36,050,560
       Merrill Lynch & Co., Inc.                                   2,058,316            126,277,687
                                                                              ---------------------
                                                                                        162,328,247
                                                                              ---------------------

       LEISURE PRODUCTS    0.5%
       Mattel, Inc.                                                4,737,600             79,023,168
                                                                              ---------------------

       LIFE & HEALTH INSURANCE    1.5%
       AFLAC, Inc.                                                   932,000             42,219,600
       Metlife, Inc.                                               1,651,800             82,309,194
       Torchmark Corp.                                             2,336,747            123,450,344
                                                                              ---------------------
                                                                                        247,979,138
                                                                              ---------------------

       MOVIES & ENTERTAINMENT    4.5%
       Time Warner, Inc.                                          15,409,000            279,056,990
       Viacom, Inc., Class B                                       7,069,000            233,347,690
       Walt Disney Co.                                             9,963,956            240,430,258
                                                                              ---------------------
                                                                                        752,834,938
                                                                              ---------------------

       MULTI-LINE INSURANCE    1.4%
       American International Group, Inc.                          1,951,000            120,883,960
       Assurant, Inc.                                                755,600             28,758,136
       Genworth Financial, Inc., Class A                           1,626,800             52,448,032
       Hartford Financial Services Group, Inc.                       332,500             25,659,025
                                                                              ---------------------
                                                                                        227,749,153
                                                                              ---------------------

       MULTI-UTILITIES    1.3%
       Dominion Resources, Inc.                                    1,568,900            135,145,046
       Public Service Enterprise Group, Inc.                       1,349,478             86,852,404
                                                                              ---------------------
                                                                                        221,997,450
                                                                              ---------------------

       OIL & GAS DRILLING    0.1%
       GlobalSantaFe Corp. (Cayman Islands)                          547,400             24,972,388
                                                                              ---------------------

       OIL & GAS EQUIPMENT & SERVICES    0.4%
       Halliburton Co.                                             1,018,080             69,758,842
                                                                              ---------------------

       OTHER DIVERSIFIED FINANCIAL SERVICES    3.8%
       Citigroup, Inc.                                            11,303,305            514,526,444
       J.P. Morgan Chase & Co.                                     3,764,364            127,724,870
                                                                              ---------------------


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

                                                                                        642,251,314
                                                                              ---------------------


       PACKAGED FOODS & MEATS    3.5%
       Kraft Foods, Inc., Class A                                  6,750,800            206,506,972
       Unilever NV (Netherlands)                                   5,430,600            388,016,370
                                                                              ---------------------
                                                                                        594,523,342
                                                                              ---------------------

       PAPER PRODUCTS    5.6%
       Georgia-Pacific Corp.                                      13,339,830            454,354,610
       International Paper Co.                                    16,226,813            483,559,027
                                                                              ---------------------
                                                                                        937,913,637
                                                                              ---------------------

       PHARMACEUTICALS    14.5%
       Bristol-Myers Squibb Co.                                   22,200,000            534,132,000
       GlaxoSmithKline PLC - ADR (United Kingdom)                 16,708,500            856,811,880
       Pfizer, Inc.                                                8,353,199            208,579,379
       Roche Holdings, Inc. - ADR (Switzerland)                    3,716,692            259,166,791
       Sanofi Aventis - ADR (France)                               3,726,000            154,420,717
       Schering-Plough Corp.                                       9,990,390            210,297,709
       Wyeth, Inc.                                                 4,532,996            209,741,725
                                                                              ---------------------
                                                                                      2,433,150,201
                                                                              ---------------------

       PROPERTY & CASUALTY    3.4%
       AMBAC Financial Group, Inc.                                 1,105,863             79,688,488
       Berkshire Hathaway, Inc., Class A (a)                           1,090             89,380,000
       Berkshire Hathaway, Inc., Class B (a)                           4,300             11,743,300
       Chubb Corp.                                                 3,445,780            308,569,599
       Saint Paul Travelers Cos., Inc.                             1,624,379             72,885,886
                                                                              ---------------------
                                                                                        562,267,273
                                                                              ---------------------

       PUBLISHING    0.7%
       Gannett Co., Inc.                                             864,600             59,510,418
       Tribune Co.                                                 1,639,000             55,545,710
                                                                              ---------------------
                                                                                        115,056,128
                                                                              ---------------------

       REGIONAL BANKS   1.4%
       PNC Financial Services Group, Inc.                          3,638,800            211,123,176
       SunTrust Banks, Inc.                                          353,701             24,564,534
                                                                              ---------------------
                                                                                        235,687,710
                                                                              ---------------------

       REINSURANCE    0.1%
       RenaissanceRe Holdings, Ltd. (Bermuda)                        338,000             14,780,740
                                                                              ---------------------

       RESTAURANTS    0.5%
       McDonald's Corp.                                            2,282,200             76,430,878
                                                                              ---------------------

       SEMICONDUCTOR EQUIPMENT    0.2%
       Credence Systems Corp. (a)                                  2,902,503             23,161,974
       Novellus Systems, Inc. (a)                                    317,700              7,967,916
                                                                              ---------------------
                                                                                         31,129,890
                                                                              ---------------------



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




       SEMICONDUCTORS    0.0%
       Intel Corp.                                                   278,792              6,872,223
                                                                              ---------------------

       SOFT DRINKS    1.4%
       Coca-Cola Co.                                               5,544,300            239,458,317
                                                                              ---------------------

       SPECIALTY CHEMICALS    0.6%
       Rohm & Haas Co.                                             2,426,700             99,810,171
                                                                              ---------------------

       SYSTEMS SOFTWARE    0.5%
       Check Point Software Technologies Ltd. (Israel) (a)           818,008             19,893,955
       Microsoft Corp.                                             2,180,452             56,103,030
                                                                              ---------------------
                                                                                         75,996,985
                                                                              ---------------------

       THRIFTS & MORTGAGE FINANCE    3.8%
       Fannie Mae                                                  1,268,100             56,836,242
       Freddie Mac                                                10,177,766            574,636,668
                                                                              ---------------------
                                                                                        631,472,910
                                                                              ---------------------

       TOBACCO    1.9%
       Altria Group, Inc.                                          4,304,483            317,283,442
                                                                              ---------------------

       TOTAL LONG-TERM INVESTMENTS    91.8%
          (Cost $14,258,327,554)                                                     15,402,210,946
                                                                              ---------------------

       SHORT-TERM INVESTMENTS    8.2%
       U.S. GOVERNMENT AGENCY    6.1%

       Federal National Mortgage Association ($1,025,000,000
       par, yielding 3.501%, 10/03/05 maturity)                                       1,024,800,695
                                                                              ---------------------

       REPURCHASE AGREEMENT    2.1%

       State Street Bank & Trust Co. ($356,793,000 par
       collateralized by U.S. Government obligations in a
       pooled cash account, interest rate of 3.65%, dated
       09/30/05, to be sold on 10/03/05 at $356,901,525) (Cost
       $356,793,000)                                                                    356,793,000
                                                                              ---------------------


       TOTAL SHORT-TERM INVESTMENTS
          (Cost $1,381,593,695)                                                       1,381,593,695
                                                                              ---------------------

       TOTAL INVESTMENTS    100.0%
          (Cost $15,639,921,249)                                                     16,783,804,641

       OTHER ASSETS IN EXCESS OF LIABILITIES    0.0%                                      7,266,829
                                                                              ---------------------

       NET ASSETS    100.0%                                                         $16,791,071,470
                                                                              =====================
       Percentages are calculated as a percentage of net assets.
(a)    Non-income producing security as this stock currently
       does not declare dividends.
ADR  - American Depositary Receipt

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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Comstock Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By: /s/ Phillip G. Goff
    ---------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: November 21, 2005